UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 to June 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2018

Classes I and S

Strategic Allocation Funds-of-Funds

■ Voya Strategic Allocation Conservative Portfolio

■ Voya Strategic Allocation Growth Portfolio
■ Voya Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	18

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Mid-Year Outlook

Dear Shareholder,

Market performance has been disappointing in the first half of 2018, as illustrated by the year-to-date returns in U.S. equities, despite two back-to-back quarters of over 20% earnings growth. Such periods of sweeping weak equity and bond returns are uncommon, especially when corporate profits look robust. Profits do not arise from nowhere: statistical reports this year show strong economic growth, expansion of jobs and higher consumer spending. How can we explain the disconnection between the economy and financial markets?

Investors have had to process a range of mixed signals: U.S. economic statistics point to strong growth, but the rest of the world has moderated, particularly the emerging markets. Trade concerns have clouded the financial market narrative, with scant visibility to a resolution. There are other risks besides trade conflict, such as complicated U.S. politics with the approaching mid-term elections, inflation overshoots potentially quickening the pace of interest rates increases and populist politics throwing into question the sustainability of the euro zone. The response to all this uncertainty has been vacillation between bursts of pessimism and optimism, which has led to market tumbles and rallies in rapid succession.

As 2019 approaches, we will see whether optimism or pessimism sets the tone for the year. The current state of heightened volatility may or may not persist. If it does, investors can expect to feel the pull of temptation — it is hard to resist the impulse to change one’s investment strategy seeking to avoid downturns. We believe it is important to remember that regardless of what happens in the financial markets, investors generally are better off sticking to their plans. A plan based upon your long-term goals and risk tolerances, developed with your financial advisor, offers the best chance of reaching your destination.

If your goals or needs have changed, thoroughly discuss these issues with your investment advisor before making any changes to your investment plan. Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 19, 2018

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2018

Our new fiscal year commenced with global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, in seemingly robust health. The Index had returned 18.48% in 2017, rising in every month. A “buy-the-dip” mentality prevailed among investors in risk assets, in which disappointments were soon forgiven. A narrative of synchronized global growth and corporate earnings, with monetary conditions still historically easy, looked intact. (The Index returned 0.43% for the six-months ended June 30, 2018, measured in U.S. dollars.)

But having reached an all-time high on January 26, in February the spell was broken, and after 15 consecutive gains, the Index suffered a monthly loss. Another loss followed in March, and for the six-months through June the Index edged up just 1.29%.

December had seen new unemployment claims near a 44-year low. Gross Domestic Product (“GDP”) recorded growth of 3.16% in the latest quarter. Tax reform legislation was signed into law on December 22, under which the lower corporate tax rate of 21% would boost the corporate earnings available for distribution or share buy-backs.

The Federal Open Market Committee (“FOMC”) had raised the federal funds rate by 25bp (0.25%) from 1.25% to 1.50%, with three more increases projected for 2018. As 2017 ended, new unemployment claims were near a 44-year low and the unemployment rate was stable at 4.1%. All seemed well, but some commentators wondered whether a tax cut stimulus costing $1 trillion to an already strong economy near full employment, would require more than three increases, and how would markets react when this became obvious.

In Europe, initially, evidence of the euro zone’s economic recovery continued to accumulate; GDP grew at 2.8% year-over-year and unemployment edged down to 8.6%, the lowest since December 2008. Purchasing managers’ indices, closely watched leading indicators of economic activity, reached multi-year highs. But as the months wore on, these fell back and the June readings were the lowest of the year, while industrial production sagged and core inflation slipped to 1.0%. The UK’s economy was still beset by uncertainty over Brexit. First quarter GDP was just 1.2% above the level one year earlier.

In Asia, China’s GDP growth was steady at 6.8% year-over-year. But tighter monetary policy to force deleveraging was driving up bond defaults, while key measures of economic activity, like fixed asset investment, retail sales and industrial production were cooling. In Japan, GDP grew for eight consecutive quarters, but in the first quarter of 2018 it fell by 0.6% annualized, with wage and price inflation still stubbornly low. In short, the main international economies seemed to be faltering.

In the U.S., 2018 started with a rather tame January employment report, but was followed in mid-month by unexpectedly strong inflation figures. Bond yields were creeping up and by January 22, the ten-year Treasury yield reached a three-year high. In early February fears of inflation and spiking bond yields gripped markets, which became much more volatile. The Index slumped 7% in a week.

Still, the underlying U.S. economy remained strong. In April the unemployment rate broke below 4% and in June it was reported at 3.75%, equaling the lowest since 1969. While GDP growth in the first quarter of 2018, at 2.0%, continued its recent pattern of modest first quarter increases, expectations for the second quarter exceeded 4%.

In March and June the FOMC duly raised rates, with two more increases now projected for 2018.

But by then investors had more to worry about than rising U.S. interest rates. On March 1, the White House announced tariffs of 25% on imported steel and 10% on aluminum, which took effect at the beginning of June. Specific tariffs on Chinese imports and restrictions on Chinese investments were promised, as was a 20% tariff on European auto imports. Retaliation was swift.

So June ended with the aura of synchronized global growth fading fast and what was left of it threatened by a trade war, from which surely no-one could expect any lasting benefit.

In U.S. fixed income markets, the Treasury yields rose across the curve, the short end significantly more than the long. Indeed the excess of the 10-year yield over the two-year fell to just 0.32%, the lowest in nearly 11 years. The Bloomberg Barclays U.S. Aggregate Bond Index lost 1.62%, the Bloomberg Barclays U.S. Corporate Investment Grade Bond sub-index fell 3.27%, dragged down by longer dated issues, which especially suffered as interest rates rose.

U.S. equities, represented by the S&P 500® Index including dividends, rose 2.65%. The earnings per share of its constituent companies recorded growth in the first quarter of 2018 of 24.8% year-over-year, the most since 2010. Consumer discretionary, the sector of Amazon and Netflix, was the top performer, up 11.52%; consumer staples suffered the biggest loss, 8.55%.

In currencies, the dollar rose 2.94% against the euro and 2.42% against the pound, but slipped 1.78% against the yen. From about April, after sustained weakness, dollar strength returned as the economic data for most of the rest of the world faded.

International markets were all unnerved by February’s general upsurge in volatility and by the risk of a trade war referred to above. In addition, the fiscal boost in the U.S. probably improved that market’s relative attractiveness. MSCI Japan® Index fell 3.66% over the fiscal half-year. MSCI Europe ex UK® Index lost 1.21%. Political worries resurfaced in Italy with the election of a populist government to add to those caused by weakening economic indicators. MSCI UK® Index gained 1.39%, driven by its big global energy constituents, as oil prices recovered.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Investment Grade Bond Index	An index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2018**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$993.20	0.24%	$1.19	$1,000.00	$1,023.60	0.24%	$1.20
Class S	1,000.00	991.90	0.49	2.42	1,000.00	1,022.36	0.49	2.46
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$996.30	0.21%	$1.04	$1,000.00	$1,023.75	0.21%	$1.05
Class S	1,000.00	995.20	0.46	2.28	1,000.00	1,022.51	0.46	2.31
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$994.80	0.24%	$1.19	$1,000.00	$1,023.60	0.24%	$1.20
Class S	1,000.00	993.10	0.49	2.42	1,000.00	1,022.36	0.49	2.46

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2018 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$53,139,504	$125,810,489	$117,660,079
Investments in unaffiliated underlying funds at fair value**	10,295,559	10,902,270	17,385,380
Cash	127,105	62,124	198,701
Cash collateral for futures	—	160,901	36,006
Receivables:
Investments in affiliated underlying funds sold	464,513	1,891,824	1,345,516
Investments in unaffiliated underlying funds sold	218,963	164,011	468,879
Fund shares sold	737	45,777	6,894
Dividends	2,594	2,405	3,774
Interest	35	32	40
Prepaid expenses	648	1,413	1,394
Reimbursement due from manager	3,707	6,138	—
Other assets	7,797	13,731	14,067
Total assets	64,261,162	139,061,115	137,120,730

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	532,630	1,368,928	1,290,805
Payable for investments in unaffiliated underlying funds purchased	95,222	690,400	538,584
Payable for fund shares redeemed	56,403	41	55,288
Payable for investment management fees	11,339	22,561	25,186
Payable for distribution and shareholder service fees	591	695	495
Payable for directors fees	329	713	707
Payable to directors under the deferred compensation plan (Note 6)	7,797	13,731	14,067
Other accrued expenses and liabilities	44,616	50,904	56,953
Total liabilities	748,927	2,147,973	1,982,085
NET ASSETS	$63,512,235	$136,913,142	$135,138,645

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$58,185,383	$113,583,099	$119,026,971
Undistributed net investment income	614,810	1,106,529	1,087,085
Accumulated net realized loss	(156,871)	(613,728)	(2,031,253)
Net unrealized appreciation	4,868,913	22,837,242	17,055,842
NET ASSETS	$63,512,235	$136,913,142	$135,138,645

* Cost of investments in affiliated underlying funds	$48,401,668	$103,408,165	$101,015,522
** Cost of investments in unaffiliated underlying funds	$10,164,482	$10,480,326	$16,989,662

Class I
Net assets	$60,656,661	$133,571,759	$132,750,227
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	4,750,166	8,535,455	9,227,908
Net asset value and redemption price per share	$12.77	$15.65	$14.39

Class S
Net assets	$2,855,574	$3,341,383	$2,388,418
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	225,381	215,250	166,918
Net asset value and redemption price per share	$12.67	$15.52	$14.31

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2018 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$637,837	$1,257,053	$1,164,620
Dividends from unaffiliated underlying funds	73,944	29,013	119,070
Total investment income	711,781	1,286,066	1,283,690

EXPENSES:
Investment management fees	69,342	136,574	143,589
Distribution and shareholder service fees:
Class S	3,623	4,229	2,945
Transfer agent fees	108	174	169
Shareholder reporting expense	7,964	11,765	11,765
Professional fees	13,213	21,720	22,625
Custody and accounting expense	3,620	5,430	5,430
Directors fees	1,316	2,583	2,826
Miscellaneous expense	4,981	6,450	6,434
Interest expense	41	80	72
Total expenses	104,208	189,005	195,855
Waived and reimbursed fees	(21,301)	(34,229)	(22,881)
Net expenses	82,907	154,776	172,974
Net investment income	628,874	1,131,290	1,110,716
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	1,207,715	5,216,258	4,456,852
Sale of unaffiliated underlying funds	35,220	66,003	95,132
Capital gain distributions from affiliated underlying funds	189,503	1,978,136	1,146,677
Foreign currency related transactions	(365)	(1,043)	(1,108)
Futures	(117,025)	(251,474)	(262,917)
Net realized gain	1,315,048	7,007,880	5,434,636
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,255,267)	(8,452,849)	(6,908,337)
Unaffiliated underlying funds	(163,955)	(98,217)	(343,793)
Foreign currency related transactions	(103)	(213)	(213)
Futures	2,884	20,167	22,759
Net change in unrealized appreciation (depreciation)	(2,416,441)	(8,531,112)	(7,229,584)
Net realized and unrealized loss	(1,101,393)	(1,523,232)	(1,794,948)
Decrease in net assets resulting from operations	$(472,519)	$(391,942)	$(684,232)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$628,874	$1,603,631	$1,131,290	$2,536,915
Net realized gain	1,315,048	3,013,669	7,007,880	9,677,173
Net change in unrealized appreciation (depreciation)	(2,416,441)	2,508,622	(8,531,112)	11,165,060
Increase (decrease) in net assets resulting from operations	(472,519)	7,125,922	(391,942)	23,379,148

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,630,473)	(1,720,565)	(2,770,421)	(2,449,491)
Class S	(69,570)	(71,740)	(60,980)	(49,329)
Net realized gains:
Class I	(1,354,835)	—	—	—
Class S	(64,271)	—	—	—
Total distributions	(3,119,149)	(1,792,305)	(2,831,401)	(2,498,820)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,619,350	5,060,715	2,109,306	5,615,366
Reinvestment of distributions	3,119,149	1,792,305	2,831,401	2,498,820
	5,738,499	6,853,020	4,940,707	8,114,186
Cost of shares redeemed	(6,159,237)	(18,809,944)	(11,803,155)	(21,204,284)
Net decrease in net assets resulting from capital share transactions	(420,738)	(11,956,924)	(6,862,448)	(13,090,098)
Net increase (decrease) in net assets	(4,012,406)	(6,623,307)	(10,085,791)	7,790,230

NET ASSETS:
Beginning of year or period	67,524,641	74,147,948	146,998,933	139,208,703
End of year or period	$63,512,235	$67,524,641	$136,913,142	$146,998,933
Undistributed net investment income at end of year or period	$614,810	$1,685,979	$1,106,529	$2,806,640

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017
FROM OPERATIONS:
Net investment income	$1,110,716	$2,864,340
Net realized gain	5,434,636	7,241,730
Net change in unrealized appreciation (depreciation)	(7,229,584)	9,307,712
Increase (decrease) in net assets resulting from operations	(684,232)	19,413,782

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,103,193)	(2,771,806)
Class S	(49,270)	(37,202)
Total distributions	(3,152,463)	(2,809,008)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,697,625	8,767,190
Reinvestment of distributions	3,152,463	2,809,008
	6,850,088	11,576,198
Cost of shares redeemed	(14,388,922)	(21,272,417)
Net decrease in net assets resulting from capital share transactions	(7,538,834)	(9,696,219)
Net increase (decrease) in net assets	(11,375,529)	6,908,555

NET ASSETS:
Beginning of year or period	146,514,174	139,605,619
End of year or period	$135,138,645	$146,514,174
Undistributed net investment income at end of year or period	$1,087,085	$3,128,832

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-18	13.51	0.13	•	(0.21)	(0.08)	0.36	0.30	—	0.66	—	12.77	(0.68)	0.31	0.24	0.24	1.94	60,657	29
12-31-17	12.54	0.29	•	1.01	1.30	0.33	—	—	0.33	—	13.51	10.53	0.30	0.24	0.24	2.27	64,354	33
12-31-16	12.23	0.29	•	0.39	0.68	0.37	—	—	0.37	—	12.54	5.69	0.30	0.22	0.22	2.34	71,020	76
12-31-15	12.64	0.30	•	(0.31)	(0.01)	0.40	—	—	0.40	—	12.23	(0.20)	0.29	0.19	0.19	2.38	74,645	29
12-31-14	12.17	0.30	•	0.49	0.79	0.32	—	—	0.32	—	12.64	6.62	0.23	0.16	0.16	2.39	85,812	29
12-31-13	11.14	0.31		1.02	1.33	0.30	—	—	0.30	—	12.17	12.11	0.22	0.11	0.11	2.64	87,378	55
Class S
06-30-18	13.39	0.11	•	(0.21)	(0.10)	0.32	0.30	—	0.62	—	12.67	(0.81)	0.56	0.49	0.49	1.69	2,856	29
12-31-17	12.44	0.26	•	0.99	1.25	0.30	—	—	0.30	—	13.39	10.18	0.55	0.49	0.49	2.04	3,171	33
12-31-16	12.13	0.25	•	0.40	0.65	0.34	—	—	0.34	—	12.44	5.47	0.55	0.47	0.47	2.09	3,128	76
12-31-15	12.53	0.26		(0.30)	(0.04)	0.36	—	—	0.36	—	12.13	(0.40)	0.54	0.44	0.44	2.14	3,180	29
12-31-14	12.07	0.26	•	0.50	0.76	0.30	—	—	0.30	—	12.53	6.37	0.48	0.41	0.41	2.14	3,001	29
12-31-13	11.06	0.29	•	0.99	1.28	0.27	—	—	0.27	—	12.07	11.76	0.47	0.36	0.36	2.53	3,086	55

Voya Strategic Allocation Growth Portfolio
Class I
06-30-18	16.03	0.13	•	(0.18)	(0.05)	0.33	—	—	0.33	—	15.65	(0.37)	0.26	0.21	0.21	1.61	133,572	20
12-31-17	13.84	0.27	•	2.18	2.45	0.26	—	—	0.26	—	16.03	17.88	0.26	0.21	0.21	1.79	143,509	32
12-31-16	13.30	0.25		0.65	0.90	0.36	—	—	0.36	—	13.84	6.93	0.28	0.19	0.19	1.77	136,383	56
12-31-15	13.80	0.26	•	(0.40)	(0.14)	0.36	—	—	0.36	—	13.30	(1.19)	0.28	0.15	0.15	1.86	140,351	26
12-31-14	13.22	0.20	•	0.66	0.86	0.28	—	—	0.28	—	13.80	6.57	0.22	0.14	0.14	1.45	152,281	33
12-31-13	10.99	0.21	•	2.22	2.43	0.20	—	—	0.20	—	13.22	22.40	0.21	0.11	0.11	1.74	159,018	53
Class S
06-30-18	15.88	0.11	•	(0.18)	(0.07)	0.29	—	—	0.29	—	15.52	(0.48)	0.51	0.46	0.46	1.35	3,341	20
12-31-17	13.72	0.22		2.17	2.39	0.23	—	—	0.23	—	15.88	17.57	0.51	0.46	0.46	1.55	3,490	32
12-31-16	13.19	0.19		0.66	0.85	0.32	—	—	0.32	—	13.72	6.63	0.53	0.44	0.44	1.51	2,825	56
12-31-15	13.69	0.22		(0.39)	(0.17)	0.33	—	—	0.33	—	13.19	(1.37)	0.53	0.40	0.40	1.61	2,654	26
12-31-14	13.13	0.16	•	0.65	0.81	0.25	—	—	0.25	—	13.69	6.22	0.47	0.39	0.39	1.22	2,673	33
12-31-13	10.92	0.18	•	2.21	2.39	0.18	—	—	0.18	—	13.13	22.11	0.46	0.36	0.36	1.54	863	53

Voya Strategic Allocation Moderate Portfolio
Class I
06-30-18	14.80	0.12	•	(0.19)	(0.07)	0.34	—	—	0.34	—	14.39	(0.52)	0.28	0.24	0.24	1.59	132,750	22
12-31-17	13.18	0.29		1.60	1.89	0.27	—	—	0.27	—	14.80	14.49	0.28	0.23	0.23	2.00	144,135	32
12-31-16	12.70	0.27		0.55	0.82	0.34	—	—	0.34	—	13.18	6.64	0.28	0.22	0.22	2.01	137,411	65
12-31-15	13.14	0.26	•	(0.32)	(0.06)	0.38	—	—	0.38	—	12.70	(0.57)	0.28	0.19	0.19	2.00	137,466	26
12-31-14	12.61	0.24	•	0.59	0.83	0.30	—	—	0.30	—	13.14	6.69	0.22	0.17	0.17	1.86	152,010	34
12-31-13	11.05	0.24	•	1.57	1.81	0.25	—	—	0.25	—	12.61	16.60	0.21	0.12	0.12	2.08	153,367	54
Class S
06-30-18	14.71	0.10	•	(0.20)	(0.10)	0.30	—	—	0.30	—	14.31	(0.69)	0.53	0.49	0.49	1.35	2,388	22
12-31-17	13.09	0.26		1.59	1.85	0.23	—	—	0.23	—	14.71	14.29	0.53	0.48	0.48	1.75	2,379	32
12-31-16	12.62	0.22	•	0.56	0.78	0.31	—	—	0.31	—	13.09	6.32	0.53	0.47	0.47	1.73	2,194	65
12-31-15	13.07	0.23		(0.33)	(0.10)	0.35	—	—	0.35	—	12.62	(0.88)	0.53	0.44	0.44	1.76	2,261	26
12-31-14	12.54	0.21	•	0.59	0.80	0.27	—	—	0.27	—	13.07	6.50	0.47	0.42	0.42	1.62	2,339	34
12-31-13	11.00	0.22	•	1.55	1.77	0.23	—	—	0.23	—	12.54	16.24	0.46	0.37	0.37	1.84	1,758	54

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited) (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by an Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union is (and other countries outside of the European Union are) implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

G. Futures Contracts. The Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2018, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Strategic Allocation Growth and Strategic Allocation Moderate also purchased futures contracts on U.S. Treasury Notes as part of their tactical asset allocation strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. The Portfolios also sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2018, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following the Portfolio of Investments for open futures contracts at June 30, 2018.

	Purchased	Sold
Strategic Allocation Conservative	$2,096,383	$2,100,850
Strategic Allocation Growth	3,175,156	3,255,605
Strategic Allocation Moderate	2,600,670	2,617,625

H.   Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2018, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$18,951,110	$21,881,249
Strategic Allocation Growth	29,023,600	37,657,760
Strategic Allocation Moderate	31,286,410	40,826,839

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Effective January 1, 2017, the Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated underlying funds and other investments. Prior to May 1, 2017, the Investment Adviser was contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets. This waiver was not eligible for recoupment.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2018, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Fund	Percentage
ReliaStar Life Insurance	Strategic Allocation Conservative	11.42%
Company	Strategic Allocation Growth	7.48
	Strategic Allocation Moderate	11.36
Voya Retirement	Strategic Allocation Conservative	83.23
Insurance and Annuity	Strategic Allocation Growth	87.15
Company	Strategic Allocation Moderate	84.68

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Growth	0.77%	1.02%
Strategic Allocation Moderate	0.75%	1.00%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2019 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2018	188,515	—	232,139	(432,638)	(11,984)	2,518,780	—	2,985,308	(5,766,003)	(261,915)
12/31/2017	382,954	—	134,946	(1,417,047)	(899,147)	4,970,045	—	1,720,565	(18,458,560)	(11,767,950)
Class S
6/30/2018	7,524	—	10,489	(29,370)	(11,357)	100,570	—	133,841	(393,234)	(158,823)
12/31/2017	6,995	—	5,671	(27,396)	(14,730)	90,670	—	71,740	(351,384)	(188,974)
Strategic Allocation Growth
Class I
6/30/2018	126,217	—	174,240	(719,355)	(418,898)	2,029,894	—	2,770,421	(11,586,125)	(6,785,810)
12/31/2017	343,544	—	167,544	(1,411,875)	(900,787)	5,158,371	—	2,449,491	(20,899,296)	(13,291,434)
Class S
6/30/2018	5,006	—	3,864	(13,367)	(4,497)	79,412	—	60,980	(217,030)	(76,638)
12/31/2017	30,884	—	3,400	(20,452)	13,832	456,995	—	49,329	(304,988)	201,336
Strategic Allocation Moderate
Class I
6/30/2018	233,886	—	213,424	(958,816)	(511,506)	3,468,161	—	3,103,193	(14,185,720)	(7,614,366)
12/31/2017	623,676	—	202,470	(1,514,496)	(688,350)	8,648,834	—	2,771,806	(21,037,299)	(9,616,659)
Class S
6/30/2018	15,501	—	3,405	(13,760)	5,146	229,464	—	49,270	(203,202)	75,532
12/31/2017	8,439	—	2,729	(16,977)	(5,809)	118,356	—	37,202	(235,118)	(79,560)

NOTE 9 — LINE OF CREDIT

Effective May 18, 2018, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 17, 2019. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 18, 2018, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% through May 18, 2018.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2018.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, wash sale deferrals and the expiration of capital loss carryforwards. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2018		Year Ended December 31, 2017
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Strategic Allocation Conservative	$1,700,043	$1,419,106	$1,792,305
Strategic Allocation Growth	2,831,401	—	2,498,820
Strategic Allocation Moderate	3,152,463	—	2,809,008

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Conservative	$1,699,902	$1,418,230	$5,814,311	$—	—
Strategic Allocation Growth	2,830,076	—	28,498,276	(4,751,530)	2018
Strategic Allocation Moderate	3,151,901	—	21,365,617	(4,546,080)	2018

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2018, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2013.

NOTE 11 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 14.2%
7,593	iShares 1-3 Year Treasury Bond ETF	$633,028	1.0
35,761	iShares Core U.S. Aggregate Bond ETF	3,802,110	6.0
16,963	iShares Russell 1000 Value ETF	2,058,969	3.2
46,123	Schwab U.S. TIPs ETF	2,532,614	4.0

	Total Exchange-Traded Funds (Cost $8,837,927)	9,026,721	14.2

MUTUAL FUNDS: 85.7%
	Affiliated Investment Companies: 83.7%
82,696	Voya Emerging Markets Index Portfolio — Class I	964,230	1.5
453,079	Voya Floating Rate Fund — Class I	4,444,708	7.0
131,731	Voya Global Bond Fund — Class R6	1,273,839	2.0
486,354	Voya High Yield Bond Fund — Class R6	3,813,016	6.0
1,167,370	Voya Intermediate Bond Fund — Class R6	11,416,879	18.0
312,770	Voya International Index Portfolio — Class I	3,183,995	5.0
93,715	Voya Large Cap Growth Portfolio — Class I	2,062,676	3.2
192,578	Voya Large Cap Value Portfolio — Class I	2,528,551	4.0
515,503	Voya Limited Maturity Bond Portfolio — Class I	5,067,391	8.0
63,135	Voya MidCap Opportunities Portfolio — Class I	950,184	1.5

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
105,054	Voya Multi-Manager Emerging Markets Equity Fund — Class I	$1,280,608	2.0
184,911	Voya Multi-Manager International Factors Fund — Class I	1,911,978	3.0
79,140	Voya Multi-Manager Mid Cap Value Fund — Class I	948,887	1.5
65,554	Voya Small Company Portfolio — Class I	1,265,183	2.0
307,729	Voya U.S. Bond Index Portfolio — Class I	3,160,380	5.0
273,145	Voya U.S. High Dividend Low Volatility Fund — Class I	3,165,756	5.0
314,856	Voya U.S. Stock Index Portfolio — Class I	5,066,027	8.0
51,812	VY® Clarion Global Real Estate Portfolio — Class I	635,216	1.0
		53,139,504	83.7

	Unaffiliated Investment Companies: 2.0%
254,787	Credit Suisse Commodity Return Strategy Fund — Class I	1,268,838	2.0

	Total Mutual Funds (Cost $49,728,223)	54,408,342	85.7

	Total Investments in Securities (Cost $58,566,150)	$63,435,063	99.9
	Assets in Excess of Other Liabilities	77,172	0.1
	Net Assets	$63,512,235	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,026,721	$—	$—	$9,026,721
Mutual Funds	54,408,342	—	—	54,408,342
Total Investments, at fair value	$63,435,063	$—	$—	$63,435,063

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30th, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$2,374,885	$200,518	$(1,235,532)	$(375,641)	$964,230	$37,614	$252,343	$—
Voya Floating Rate Fund — Class I	4,695,907	344,107	(595,352)	46	4,444,708	87,622	(1,164)	—
Voya Global Bond Fund — Class R6	1,344,252	126,121	(151,536)	(44,998)	1,273,839	29,691	812	—
Voya High Yield Bond Fund — Class R6	4,036,917	325,013	(424,331)	(124,583)	3,813,016	109,612	(1,070)	—
Voya Intermediate Bond Fund — Class R6	12,074,211	1,147,979	(1,430,276)	(375,035)	11,416,879	188,167	(21,678)	—
Voya International Index Portfolio — Class I	3,376,514	440,759	(393,536)	(239,742)	3,183,995	85,856	79,495	—
Voya Large Cap Growth Portfolio — Class I	3,419,504	186,982	(1,491,333)	(52,477)	2,062,676	—	200,690	—
Voya Large Cap Value Portfolio — Class I	4,014,976	467,173	(1,296,261)	(657,337)	2,528,551	—	606,421	—
Voya Limited Maturity Bond Portfolio — Class I	—	5,263,086	(195,712)	17	5,067,391	14,698	(84)	—
Voya MidCap Opportunities Portfolio — Class I	1,021,488	50,894	(104,026)	(18,172)	950,184	—	53,507	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	—	1,418,090	(44,492)	(92,990)	1,280,608	—	(693)	—
Voya Multi-Manager International Factors Fund — Class I	1,355,596	799,637	(188,771)	(54,484)	1,911,978	—	5,049	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,008,192	61,667	(130,535)	9,563	948,887	—	(2,445)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	1,354,472	57,323	(1,231,754)	(180,041)	—	—	172,133	—
Voya Short Term Bond Fund — Class R6	5,344,069	294,825	(5,681,987)	43,093	—	35,574	(97,832)	—
Voya Small Company Portfolio — Class I	2,003,510	314,288	(865,855)	(186,760)	1,265,183	6,549	23,435	189,503
Voya U.S. Bond Index Portfolio — Class I	3,862,788	785,173	(1,435,167)	(52,414)	3,160,380	42,454	(68,432)	—
Voya U.S. High Dividend Low Volatility Fund — Class I	—	3,278,948	(181,483)	68,291	3,165,756	—	2,829	—
Voya U.S. Stock Index Portfolio — Class I	5,030,579	1,194,393	(1,284,072)	125,127	5,066,027	—	(2,592)	—
VY® Clarion Global Real Estate Portfolio — Class I	682,551	37,896	(61,631)	(23,600)	635,216	—	10,381	—
VY® Clarion Real Estate Portfolio — Class I	668,616	920	(646,406)	(23,130)	—	—	(3,390)	—
	$57,669,027	$16,795,792	$(19,070,048)	$(2,255,267)	$53,139,504	$637,837	$1,207,715	$189,503

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(117,025)
Total	$(117,025)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,884
Total	$2,884

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $60,001,270.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,376,526
Gross Unrealized Depreciation	(1,942,733)
Net Unrealized Appreciation	$3,433,793

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 6.5%
8,165	iShares 1-3 Year Treasury Bond ETF	$680,839	0.5
67,349	iShares Russell 1000 Value ETF	8,174,821	6.0

	Total Exchange-Traded Funds (Cost $8,282,014)	8,855,660	6.5

MUTUAL FUNDS: 93.4%
	Affiliated Investment Companies: 91.9%
783,440	Voya Emerging Markets Index Portfolio — Class I	9,134,915	6.7
696,868	Voya Floating Rate Fund — Class I	6,836,273	5.0
349,090	Voya High Yield Bond Fund — Class R6	2,736,863	2.0
204,757	Voya Index Plus LargeCap Portfolio — Class I	5,450,635	4.0
977,546	Voya Intermediate Bond Fund — Class R6	9,560,400	7.0
1,616,364	Voya International Index Portfolio — Class I	16,454,583	12.0
465,687	Voya Large Cap Growth Portfolio — Class I	10,249,777	7.5
726,406	Voya Large Cap Value Portfolio — Class I	9,537,705	6.9
317,210	Voya MidCap Opportunities Portfolio — Class I	4,774,007	3.5
215,044	Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,621,382	1.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
341,310	Voya Multi-Manager International Equity Fund — Class I	$4,123,022	3.0
265,443	Voya Multi-Manager International Factors Fund — Class I	2,744,685	2.0
397,621	Voya Multi-Manager Mid Cap Value Fund — Class I	4,767,478	3.5
186,853	Voya RussellTM Mid Cap Index Portfolio — Class I	2,728,052	2.0
423,462	Voya Small Company Portfolio — Class I	8,172,820	6.0
132,763	Voya U.S. Bond Index Portfolio — Class I	1,363,475	1.0
1,441,058	Voya U.S. Stock Index Portfolio — Class I	23,186,618	16.9
111,566	VY® Clarion Global Real Estate Portfolio — Class I	1,367,799	1.0
		125,810,489	91.9

	Unaffiliated Investment Companies: 1.5%
410,966	Credit Suisse Commodity Return Strategy Fund — Class I	2,046,610	1.5
	Total Mutual Funds (Cost $105,606,477)	127,857,099	93.4

	Total Investments in Securities (Cost $113,888,491)	$136,712,759	99.9
	Assets in Excess of Other Liabilities	200,383	0.1
	Net Assets	$136,913,142	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$8,855,660	$—	$—	$8,855,660
Mutual Funds	127,857,099	—	—	127,857,099
Total Investments, at fair value	$136,712,759	$—	$—	$136,712,759
Other Financial Instruments+
Futures	$39,345	$—	$—	$39,345
Total Assets	$136,752,104	$—	$—	$136,752,104
Liabilities Table
Other Financial Instruments+
Futures	$(26,370)	$—	$—	$(26,370)
Total Liabilities	$(26,370)	$—	$—	$(26,370)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30th, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$8,837,263	$2,234,617	$(948,230)	$(988,735)	$9,134,915	$227,635	$116,105	$—
Voya Floating Rate Fund — Class I	7,270,780	622,531	(1,081,082)	24,044	6,836,273	135,200	(25,126)	—
Voya High Yield Bond Fund — Class R6	2,916,715	270,768	(365,601)	(85,019)	2,736,863	79,094	(6,355)	—
Voya Index Plus LargeCap Portfolio — Class I	5,192,028	1,335,967	(590,486)	(486,874)	5,450,635	82,882	25,146	437,017
Voya Intermediate Bond Fund — Class R6	13,088,124	1,086,110	(4,319,800)	(294,034)	9,560,400	188,481	(128,764)	—
Voya International Index Portfolio — Class I	17,570,201	1,454,058	(1,384,325)	(1,185,351)	16,454,583	445,790	333,507	—
Voya Large Cap Growth Portfolio — Class I	13,327,042	168,026	(3,332,693)	87,402	10,249,777	—	578,665	—
Voya Large Cap Value Portfolio — Class I	17,719,934	881,941	(5,613,207)	(3,450,963)	9,537,705	—	3,219,604	—
Voya MidCap Opportunities Portfolio — Class I	5,165,217	113,360	(530,744)	26,174	4,774,007	—	150,867	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	—	2,875,886	(52,998)	(201,506)	2,621,382	—	(1,377)	—
Voya Multi-Manager International Equity Fund — Class I	4,392,222	217,499	(371,762)	(114,937)	4,123,022	—	36,399	—
Voya Multi-Manager International Factors Fund — Class I	2,939,327	161,639	(283,802)	(72,479)	2,744,685	—	8,653	—
Voya Multi-Manager Mid Cap Value Fund — Class I	5,099,746	150,552	(528,078)	45,258	4,767,478	—	(12,747)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	7,338,959	402,820	(3,664,460)	(1,349,267)	2,728,052	38,573	1,040,389	302,497
Voya Small Company Portfolio — Class I	8,690,766	1,592,688	(1,199,425)	(911,209)	8,172,820	42,802	(110,783)	1,238,622
Voya U.S. Bond Index Portfolio — Class I	1,452,244	156,922	(211,059)	(34,632)	1,363,475	16,596	(9,361)	—
Voya U.S. Stock Index Portfolio — Class I	15,482,254	9,708,487	(2,618,970)	614,847	23,186,618	—	13,714	—
VY® Clarion Global Real Estate Portfolio — Class I	1,479,212	69,188	(151,984)	(28,617)	1,367,799	—	(1,803)	—
VY® Clarion Real Estate Portfolio — Class I	1,449,799	2,087	(1,404,935)	(46,951)	—	—	(10,475)	—
	$139,411,833	$23,505,146	$(28,653,641)	$(8,452,849)	$125,810,489	$1,257,053	$5,216,258	$1,978,136

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500 E-Mini	10	09/21/18	$1,360,800	$(26,370)
U.S. Treasury 2-Year Note	3	09/28/18	635,484	463
			$1,996,284	$(25,907)
Short Contracts:
Mini MSCI Emerging Markets Index	(39)	09/21/18	(2,073,435)	38,882
			$(2,073,435)	$38,882

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$38,882
Interest rate contracts	Net Assets — Unrealized appreciation*	463
Total Asset Derivatives		$39,345
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$26,370
Total Liability Derivatives		$26,370

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(251,474)
Total	$(251,474)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$19,704
Interest rate contracts	463
Total	$20,167

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $116,915,956.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$23,488,351
Gross Unrealized Depreciation	(3,678,574)
Net Unrealized Appreciation	$19,809,777

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.4%
6,459	iShares 1-3 Year Treasury Bond ETF	$538,584	0.4
76,055	iShares Core U.S. Aggregate Bond ETF	8,086,168	6.0
55,501	iShares Russell 1000 Value ETF	6,736,711	5.0
	Total Exchange-Traded Funds (Cost $14,802,541)	15,361,463	11.4

MUTUAL FUNDS: 88.5%
	Affiliated Investment Companies: 87.0%
551,304	Voya Emerging Markets Index Portfolio — Class I	6,428,205	4.7
688,652	Voya Floating Rate Fund — Class I	6,755,680	5.0
689,949	Voya High Yield Bond Fund — Class R6	5,409,204	4.0
151,757	Voya Index Plus LargeCap Portfolio — Class I	4,039,764	3.0
1,932,038	Voya Intermediate Bond Fund — Class R6	18,895,332	14.0
798,637	Voya International Index Portfolio — Class I	8,130,128	6.0
398,832	Voya Large Cap Growth Portfolio — Class I	8,778,289	6.5
614,930	Voya Large Cap Value Portfolio — Class I	8,074,026	6.0
274,263	Voya Limited Maturity Bond Portfolio — Class I	2,696,007	2.0
223,905	Voya MidCap Opportunities Portfolio — Class I	3,369,774	2.5
212,492	Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,590,282	1.9

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
337,277	Voya Multi-Manager International Equity Fund — Class I	$4,074,310	3.0
327,885	Voya Multi-Manager International Factors Fund — Class I	3,390,332	2.5
280,666	Voya Multi-Manager Mid Cap Value Fund — Class I	3,365,185	2.5
278,979	Voya Small Company Portfolio — Class I	5,384,296	4.0
393,303	Voya U.S. Bond Index Portfolio — Class I	4,039,218	3.0
348,731	Voya U.S. High Dividend Low Volatility Fund — Class I	4,041,794	3.0
1,047,023	Voya U.S. Stock Index Portfolio — Class I	16,846,597	12.4
110,249	VY® Clarion Global Real Estate Portfolio — Class I	1,351,656	1.0
		117,660,079	87.0

	Unaffiliated Investment Companies: 1.5%
406,409	Credit Suisse Commodity Return Strategy Fund — Class I	2,023,917	1.5
	Total Mutual Funds (Cost $103,202,643)	119,683,996	88.5

	Total Investments in Securities (Cost $118,005,184)	$135,045,459	99.9
	Assets in Excess of Other Liabilities	93,186	0.1
	Net Assets	$135,138,645	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,361,463	$—	$—	$15,361,463
Mutual Funds	119,683,996	—	—	119,683,996
Total Investments, at fair value	$135,045,459	$—	$—	$135,045,459
Other Financial Instruments+
Futures	$15,567	$—	$—	$15,567
Total Assets	$135,061,026	$—	$—	$135,061,026

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30th, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/17	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/18	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$6,615,786	$1,402,191	$(873,718)	$(716,054.00)	$6,428,205.00	$161,699	$105,010	$—
Voya Floating Rate Fund — Class I	7,260,274	567,099	(1,092,520)	20,827	6,755,680	134,069	(21,742)	—
Voya High Yield Bond Fund — Class R6	5,825,040	496,269	(740,728)	(171,377)	5,409,204	156,745	(8,183)	—
Voya Index Plus LargeCap Portfolio — Class I	4,444,814	601,613	(579,907)	(426,756)	4,039,764	61,747	79,541	325,579
Voya Intermediate Bond Fund — Class R6	20,328,818	2,024,085	(2,845,792)	(611,779)	18,895,332	313,996	(49,631)	—
Voya International Index Portfolio — Class I	8,771,721	913,327	(921,610)	(633,310)	8,130,128	221,653	217,547	—
Voya Large Cap Growth Portfolio — Class I	12,558,466	390,923	(3,879,521)	(291,579)	8,778,289	—	889,211	—
Voya Large Cap Value Portfolio — Class I	14,704,742	1,183,396	(4,971,689)	(2,842,423)	8,074,026	—	2,658,322	—
Voya Limited Maturity Bond Portfolio — Class I	—	2,789,209	(93,203)	1	2,696,007	7,889	(2)	—
Voya MidCap Opportunities Portfolio — Class I	4,421,468	87,854	(797,496)	(342,052)	3,369,774	—	471,395	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	—	2,874,399	(85,555)	(198,562)	2,590,282	—	(2,077)	—
Voya Multi-Manager International Equity Fund — Class I	4,385,444	299,590	(485,113)	(125,611)	4,074,310	—	51,144	—
Voya Multi-Manager International Factors Fund — Class I	3,668,602	280,131	(461,876)	(96,525)	3,390,332	—	20,562	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,364,747	157,398	(1,212,713)	55,753	3,365,185	—	(43,771)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	2,931,556	75,496	(2,668,253)	(338,799)	—	—	321,501	—
Voya Short Term Bond Fund — Class R6	2,892,270	187,002	(3,102,021)	22,749	—	19,076	(52,043)	—
Voya Small Company Portfolio — Class I	5,785,167	1,097,126	(906,130)	(591,867)	5,384,296	28,374	(81,049)	821,098
Voya U.S. Bond Index Portfolio — Class I	5,754,131	992,360	(2,654,567)	(52,706)	4,039,218	59,372	(122,275)	—
Voya U.S. High Dividend Low Volatility Fund — Class I	—	4,171,979	(217,371)	87,186	4,041,794	—	5,427	—
Voya U.S. Stock Index Portfolio — Class I	13,203,243	5,628,572	(2,408,400)	423,182	16,846,597	—	25,429	—
VY® Clarion Global Real Estate Portfolio — Class I	1,477,107	64,624	(159,020)	(31,055)	1,351,656	—	2,000	—
VY® Clarion Real Estate Portfolio — Class I	1,447,440	2,778	(1,402,638)	(47,580)	—	—	(9,464)	—
	$130,840,836	$26,287,421	$(32,559,841)	$(6,908,337)	$117,660,079	$1,164,620	$4,456,852	$1,146,677

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2018 (UNAUDITED) (CONTINUED)

At June 30, 2018, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	4	09/28/18	$847,313	$617
			$847,313	$617
Short Contracts:
Mini MSCI Emerging Markets Index	(15)	09/21/18	(797,475)	14,950
			$(797,475)	$14,950

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2018 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$14,950
Interest rate contracts	Net Assets — Unrealized appreciation*	617
Total Asset Derivatives		$15,567

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2018 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(262,917)
Total	$(262,917)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$22,142
Interest rate contracts	617
Total	$22,759

At June 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $121,064,321.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$17,989,074
Gross Unrealized Depreciation	(3,992,369)
Net Unrealized Appreciation	$13,996,705

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-SAIS (0618-081718)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 7, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2018